Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Schedule of selected quarterly financial data
Our selected quarterly financial data for 2017 was as follows:

(dollars in millions)	Fourth Quarter	Third Quarter	Second Quarter	First Quarter

Interest income	$853	$806	$772	$756
Interest expense	204	207	203	202
Provision for finance receivable losses	229	242	233	243
Other revenues	139	149	117	135
Other expenses	382	401	386	400
Income before income taxes	177	105	67	46
Income taxes	161	44	20	18
Net income	$16	$61	$47	$28

Our selected quarterly financial data for 2016 was as follows:

(dollars in millions)	Fourth Quarter	Third Quarter	Second Quarter	First Quarter

Interest income	$766	$767	$739	$824
Interest expense	201	215	214	226
Provision for finance receivable losses	256	261	218	194
Other revenues	138	151	158	307
Other expenses	409	396	416	447
Income before income taxes	38	46	49	264
Income taxes	—	16	20	91
Net income	38	30	29	173
Net income attributable to non-controlling interests	—	—	—	28
Net income attributable to Springleaf Finance Corporation	$38	$30	$29	$145